Trade payables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade payables.
Payables	€ 5,168	€ 3,749
Invoices to be received	8,559	5,756
Total trade payables	€ 13,727	€ 9,505